Employees' Stock Option Plans (ESOP) - Summary of Stock Option Grant (Details) - shares	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
2015 Stock Incentive Compensation Plan | RSU
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total grants	2,631,950	2,255,532	5,139,370
2015 Stock Incentive Compensation Plan | Incentive Units Cash Settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total grants	119,800	94,050	176,990
2015 Stock Incentive Compensation Plan | KMPs | RSU
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total grants	377,609	380,842	494,650
2015 Stock Incentive Compensation Plan | Employees Other Than KMPs | RSU
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total grants	2,254,341	1,874,690	4,644,720
2015 Stock Incentive Compensation Plan | Employees Other Than KMPs | Incentive Units Cash Settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total grants	119,800	94,050	176,990
2015 Plan Employee Stock Options (ESOPs) | Equity Settled RSUs
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total grants	5,650,160
2015 Plan Employee Stock Options (ESOPs) | Cash Settled RSUs
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total grants	108,180
2015 Plan Employee Stock Options (ESOPs) | KMPs | Equity Settled RSUs
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total grants	231,270
2015 Plan Employee Stock Options (ESOPs) | Employees Other Than KMPs | Equity Settled RSUs
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total grants	5,418,890
2015 Plan Employee Stock Options (ESOPs) | Employees Other Than KMPs | Cash Settled RSUs
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total grants	108,180
Grants Under 2015 Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total grants	8,510,090	2,349,582	5,316,360
2019 Stock Ownership Program | Equity Settled Performance Based RSU
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total grants	4,549,356	3,744,345	4,187,902
2019 Stock Ownership Program | KMPs | Equity Settled Performance Based RSU
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total grants	124,516	117,699	139,271
2019 Stock Ownership Program | Employees Other Than KMPs | Equity Settled Performance Based RSU
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total grants	4,424,840	3,626,646	4,048,631
Grants Under 2019 Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total grants	4,549,356	3,744,345	4,187,902